Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information [Abstract]
Quarterly Financial Information (Unaudited)
Supplementary Data

Quarterly Financial Information (Unaudited)

(in millions, except shares and per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2017
Total revenues	$9,613	$10,213	$10,019	$10,759	$40,604
Operating income	1,037	1,416	1,323	1,112	4,888
Net income	698	581	550	2,707	4,536
Dividends on preferred stock	(14)	(14)	(13)	(14)	(55)
Net income attributable to common stockholders	684	567	537	2,693	4,481
Earnings per share
Basic	$0.83	$0.68	$0.65	$3.22	$5.39
Diluted	0.80	0.67	0.63	3.11	5.20
Weighted average shares outstanding
Basic	827,723,034	830,971,528	831,189,779	837,416,683	831,850,073
Diluted	869,395,250	870,456,447	871,420,065	871,501,578	871,787,450
Net income includes:
Gains on disposal of spectrum licenses	$(37)	$(1)	$(29)	$(168)	$(235)
2016
Total revenues (1)	$8,664	$9,287	$9,305	$10,234	$37,490
Operating income (1)	1,168	833	1,048	1,001	4,050
Net income	479	225	366	390	1,460
Dividends on preferred stock	(14)	(14)	(13)	(14)	(55)
Net income attributable to common stockholders	465	211	353	376	1,405
Earnings per share
Basic	$0.57	$0.26	$0.43	$0.46	$1.71
Diluted	0.56	0.25	0.42	0.45	1.69
Weighted average shares outstanding
Basic	819,431,761	822,434,490	822,998,697	824,982,734	822,470,275
Diluted	859,382,827	829,752,956	832,257,819	867,262,400	833,054,545
Net income includes:
Cost of MetroPCS business combination	$36	$59	$15	$(6)	$104
Gains on disposal of spectrum licenses	(636)	—	(199)	—	(835)

(1)
The amortized imputed discount on EIP receivables previously recognized as Interest income has been retrospectively re-classified as Other revenues. See Note 1 - Summary of Significant Accounting Policies for further information.

Earnings per share is computed independently for each quarter and the sum of the quarters may not equal earnings per share for the full year.